CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues (including revenues from related parties of $25,393, $23,103 and $30,826 for the years ended December 31, 2022, 2023 and 2024, respectively)	$ 75,025	$ 71,899	$ 68,386
Cost of revenues	(63,622)	(55,015)	(36,322)
Gross profit	11,403	16,884	32,064
Operating expenses:
Research and development expenses	(240,179)	(122,707)	(153,601)
Selling, general and administrative expenses	(56,747)	(37,417)	(49,178)
Total operating expenses	(296,926)	(160,124)	(202,779)
Loss from operations	(285,523)	(143,240)	(170,715)
Investment income	20,378	19,389	8,890
Changes in fair value of warrants liability	5,617	(3,030)	3,887
Other income (expenses), net	(15,477)	1,427	9,614
Loss before income tax	(275,005)	(125,454)	(148,324)
Income tax benefits (expenses)	(1)	126	74
Net loss	(275,006)	(125,328)	(148,250)
Net loss attributable to non-controlling interests	(885)	(516)	(232)
Net loss	(274,121)	(124,812)	(148,018)
Foreign currency translation adjustments	(2,952)	(3,841)	(16,239)
Unrealized gain on available-for-sale investments, net of tax of $86, $243 and $(282), for the years ended December 31, 2022, 2023 and 2024, respectively	16,089	8,089	3,172
Total other comprehensive (loss) income	13,137	4,248	(13,067)
Total comprehensive loss	(261,869)	(121,080)	(161,317)
Less: Comprehensive income (loss) attributable to non-controlling interest	6,444	(757)	477
Total comprehensive loss attributable to Pony AI Inc.	$ (268,313)	$ (120,323)	$ (161,794)
Weighted average number of shares outstanding used in computing net loss per share, basic	114,318,765	89,100,415	85,319,170
Weighted average number of shares outstanding used in computing net loss per share, diluted	114,318,765	89,100,415	85,319,170
Net loss per ordinary share and per ADS, basic	$ (2.4)	$ (1.4)	$ (1.73)
Net loss per ordinary share and per ADS, diluted	$ (2.4)	$ (1.4)	$ (1.73)
Share-based compensation expenses	$ 127,000	$ 3,800	$ 18,600
Research and development expenses
Operating expenses:
Share-based compensation expenses	102,383	1,832	13,405
Selling, general and administrative expenses
Operating expenses:
Share-based compensation expenses	$ 24,620	$ 1,926	$ 5,178